43 West 43rd Street New York, NY 10036 www.clappkelner.com

October 21, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:   EntrepreneurShares Series Trust Post Effective Amendment No. 12 and Amendment No. 14 to Registration Statement on Form N-1A (File Nos. 333-168040 and 811-22436)

Ladies and Gentlemen:

On behalf of our client, EntrepreneurShares Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a)(i) under the Securities Act of 1933, as amended (the “1933 Act”), a Post-Effective Amendment No. 12 and, under the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This filing is made pursuant to Rule 485(a) under the 1933 Act for the purpose of updating the Entrepreneur US All Cap Fund’s financial statements and updating other information, including a change to the benchmark used by the Entrepreneur US All Cap Fund.

Please contact the undersigned at (978) 831-3190 with any questions or comments. Thank you.

Respectfully,

/s/ Stowell R. R. Kelner